OTHER INCOME	12 Months Ended
Dec. 31, 2022
Other income [abstract]
OTHER INCOME	OTHER INCOME
Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	2022	2021	2020
Interest and other investment income	$68	$59	$47
Gain on regulatory and contract settlement	43	35	61
Gain on disposition of development assets	—	202	10
Other	25	8	10
	$136	$304	$128